GMO Asset Allocation Bond Fund
GMO ASSET ALLOCATION BOND FUND
Investment objective
Total return in excess of that of its benchmark, the Citigroup 3-Month Treasury Bill Index.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- GMO Asset Allocation Bond Fund} - GMO Asset Allocation Bond Fund		Class III	Class VI
Management fee	[1]	0.25%	0.25%
Shareholder service fee	[1]	0.15%	0.055%
Other expenses	[2]	0.03%	0.03%
Total annual operating expenses		0.43%	0.34%
Expense reimbursement/waiver	[1]	(0.02%)	(0.02%)
Total annual operating expenses	[3]	0.41%	0.32%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any. "Other expenses" (before addition of interest expense) and interest expense were approximately 0.02% and 0.01%, respectively.
[3]	after expense reimbursement/waiver

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- GMO Asset Allocation Bond Fund} - GMO Asset Allocation Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	42	138	243	552
Class VI	33	107	189	429

Expense Example, No Redemption {- GMO Asset Allocation Bond Fund} - GMO Asset Allocation Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	42	138	243	552
Class VI	33	107	189	429

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 177% of the average value of its portfolio.
Principal investment strategies
GMO pursues investment strategies for the Fund that are intended to complement the strategies it is pursuing in other funds or accounts managed by GMO. Accordingly, the Fund is not a standalone investment.

The Fund invests in a portfolio of fixed income instruments of varying maturities, which may be represented by bonds, forwards or derivatives such as options, futures contracts, or swap agreements. GMO uses a variety of fundamental and quantitative processes to manage the Fund. GMO evaluates the relative attractiveness of particular markets and instruments using various fixed income risk premium measures, which typically include exposure to term structure, foreign exchange, volatility, credit, liquidity and other risks.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see "Name Policies"). The term "bond" includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality).

The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:

  investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their respective agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

  below investment grade bonds (commonly referred to as "junk bonds");

  inflation-indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and non-U.S. governments and their respective agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation-indexed bonds issued by corporations;

  bonds issued in emerging countries (including sovereign debt and below investment grade bonds);

  asset-backed securities, including mortgage related and mortgage-backed securities;

  pooled investment vehicles, including both vehicles managed by GMO and vehicles unaffiliated with GMO; and

  commodities.

From time to time, the Fund may have some direct or indirect exposure to equities.

The Fund also may invest in exchange-traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, correlation swaps, and other types of swaps), interest rate options, and other types of derivatives. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund typically has gross investment exposures in excess of its net assets (i.e., the Fund typically is leveraged) and therefore is subject to heightened risk of loss. The Fund's performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may gain exposure to the investments described above by investing in shares of other GMO Funds, including Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets), Emerging Country Debt Fund (to provide exposure to emerging country debt securities), GMO High Quality Short-Duration Bond Fund ("High Quality Fund") (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments), and GMO World Opportunity Overlay Fund ("Overlay Fund") (to gain exposure to global interest rate, currency, and credit markets). Each of High Quality Fund and Overlay Fund is a GMO Fund not offered by this Prospectus. The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

The Fund may invest up to 100% of its assets in below investment grade bonds.

GMO does not seek to maintain a specified interest rate duration for the Fund, and the Fund's interest rate duration will change depending on the Fund's investments and GMO's assessment of different sectors of the bond market. The Fund's interest rate duration may be positive or negative. The Fund's performance may differ significantly from that of its benchmark.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. An investment in the Fund is subject to different risks, and greater overall risk, than an investment in the underlying components of the Fund’s benchmark. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

  Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

  Commodities Risk – Commodities prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric – the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares Years Ending December 31

Highest Quarter: 3.53% (2Q2014) Lowest Quarter: – 2.83% (4Q2013) Year-to-Date (as of 3/31/15): – 1.96%
Average Annual Total Returns Periods Ending December 31, 2014
Average Annual Total Returns {- GMO Asset Allocation Bond Fund} - GMO Asset Allocation Bond Fund	1 Year	5 Years	10 Years	Incept.	Inception Date
Class III	9.52%	3.43%		4.06%	Mar. 27, 2009
Class III | Return After Taxes on Distributions	7.56%	1.97%		2.61%	Mar. 27, 2009
Class III | Return After Taxes on Distributions and Sale of Fund Shares	5.39%	2.11%		2.62%	Mar. 27, 2009
Class III | Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.03%	0.07%		0.08%	Mar. 27, 2009
Class VI	9.60%	3.54%		4.26%	Mar. 18, 2009
Class VI | Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.03%	0.07%		0.08%	Mar. 18, 2009